Notes Related to the Consolidated Statements of Financial Position - Summary of Details of Provisions (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Provisions - non-current portion	€ 473	€ 347
Beginning balance	347
Provisions - current portion	50
Provisions	110
Actuarial gains and losses	66
Ending balance	523
Provision for retirement indemnities [member]
Disclosure of other provisions [line items]
Provisions - non-current portion	473	€ 347
Beginning balance	347
Provisions	60
Actuarial gains and losses	66
Ending balance	473
Provision for risks [member]
Disclosure of other provisions [line items]
Provisions - current portion	50
Other provisions [member]
Disclosure of other provisions [line items]
Provisions	50
Ending balance	€ 50